COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, gal in Millions	May 19, 2017 USD ($) l	Aug. 05, 2015 gal	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 02, 2016 lawsuit
Commitments and contingencies
Future capital expenditures			$ 101,900	$ 192,700
Volume of contaminated water | gal		3
Compania Minera Maricunga | Legal Proceedings Contingent Liability
Commitments and contingencies
Number of lawsuits | lawsuit					2
Volume of diesel escaped containment | l	15,000
Penalty for regulatory non-compliance	$ 35
2019
Commitments and contingencies
Future minimum lease payments			11,400
2020
Commitments and contingencies
Future minimum lease payments			9,100
2021
Commitments and contingencies
Future minimum lease payments			8,500
2022
Commitments and contingencies
Future minimum lease payments			5,000
2023
Commitments and contingencies
Future minimum lease payments			5,000
2024 and thereafter
Commitments and contingencies
Future minimum lease payments			$ 31,300